Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000138166
Shareholder Report [Line Items]
Fund Name	Parametric Dividend Income Fund
Class Name	Class A
Trading Symbol	EAPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Dividend Income Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ Diversification at the sector level ― the Fund pursues an equal-sector representation ― detracted from performance relative to the Index during the period

↓ Security level diversification ― the Fund pursues an equal weighting across securities ranking highest on Parametric’s propriety score factor ― hurt returns

↓ An underweight allocation to the financials sector detracted from returns, as interest-rate cuts by the U.S. Federal Reserve helped push up bank stock prices

↓ Stock selections in the consumer discretionary sector ― particularly overweight positions in luxury and recreation stocks that fell in value ― hurt returns

↓ Stock selections in the communication services sector ― particularly overweight positions in poor-performing media and advertising firms ― hurt relative returns

↑ Stock selections in the health care sector ― especially overweight positions in medical suppliers, devices and diagnostics firms ― helped relative returns

↑ An overweight allocation to the utilities sector helped Index-relative performance as high demand for electricity to power data centers drove up utility prices

↑ An underweight allocation to health care ― the weakest-performing sector within the Index amid low pharmaceutical and insurance stock prices ― helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Value Index
2/15	$10,000	$10,000	$10,000
3/15	$9,376	$9,842	$9,864
4/15	$9,411	$9,936	$9,956
5/15	$9,402	$10,064	$10,076
6/15	$9,213	$9,869	$9,875
7/15	$9,310	$10,076	$9,918
8/15	$8,896	$9,468	$9,327
9/15	$8,748	$9,234	$9,046
10/15	$9,394	$10,013	$9,728
11/15	$9,465	$10,042	$9,765
12/15	$9,169	$9,884	$9,555
1/16	$8,924	$9,394	$9,062
2/16	$9,142	$9,381	$9,059
3/16	$9,815	$10,017	$9,712
4/16	$9,970	$10,056	$9,916
5/16	$10,034	$10,237	$10,070
6/16	$10,255	$10,263	$10,157
7/16	$10,493	$10,642	$10,452
8/16	$10,466	$10,657	$10,532
9/16	$10,444	$10,659	$10,511
10/16	$10,232	$10,464	$10,348
11/16	$10,721	$10,852	$10,939
12/16	$10,942	$11,066	$11,212
1/17	$11,035	$11,276	$11,292
2/17	$11,333	$11,724	$11,698
3/17	$11,263	$11,738	$11,579
4/17	$11,301	$11,858	$11,557
5/17	$11,329	$12,025	$11,546
6/17	$11,425	$12,100	$11,734
7/17	$11,604	$12,349	$11,890
8/17	$11,510	$12,387	$11,752
9/17	$11,887	$12,642	$12,100
10/17	$12,039	$12,937	$12,188
11/17	$12,456	$13,334	$12,561
12/17	$12,634	$13,482	$12,744
1/18	$13,126	$14,254	$13,237
2/18	$12,451	$13,729	$12,605
3/18	$12,334	$13,380	$12,383
4/18	$12,508	$13,431	$12,424
5/18	$12,682	$13,755	$12,498
6/18	$12,752	$13,839	$12,529
7/18	$13,200	$14,354	$13,025
8/18	$13,345	$14,822	$13,217
9/18	$13,378	$14,906	$13,243
10/18	$12,542	$13,888	$12,558
11/18	$12,915	$14,171	$12,933
12/18	$11,671	$12,891	$11,691
1/19	$12,664	$13,924	$12,601
2/19	$13,050	$14,371	$13,003
3/19	$13,073	$14,650	$13,086
4/19	$13,349	$15,244	$13,550
5/19	$12,461	$14,275	$12,679
6/19	$13,314	$15,281	$13,589
7/19	$13,386	$15,501	$13,702
8/19	$12,921	$15,255	$13,299
9/19	$13,414	$15,540	$13,773
10/19	$13,476	$15,877	$13,966
11/19	$13,776	$16,453	$14,398
12/19	$14,196	$16,950	$14,794
1/20	$13,791	$16,943	$14,475
2/20	$12,428	$15,549	$13,074
3/20	$10,075	$13,628	$10,839
4/20	$11,547	$15,375	$12,058
5/20	$12,020	$16,107	$12,471
6/20	$12,049	$16,428	$12,388
7/20	$12,483	$17,354	$12,878
8/20	$12,779	$18,601	$13,411
9/20	$12,387	$17,895	$13,081
10/20	$12,398	$17,419	$12,909
11/20	$13,923	$19,326	$14,646
12/20	$14,354	$20,069	$15,207
1/21	$14,344	$19,866	$15,068
2/21	$15,181	$20,414	$15,979
3/21	$16,245	$21,308	$16,919
4/21	$16,710	$22,445	$17,595
5/21	$17,218	$22,602	$18,006
6/21	$17,044	$23,129	$17,800
7/21	$17,077	$23,679	$17,942
8/21	$17,240	$24,399	$18,298
9/21	$16,598	$23,264	$17,661
10/21	$17,375	$24,894	$18,558
11/21	$16,915	$24,721	$17,904
12/21	$18,095	$25,829	$19,033
1/22	$17,875	$24,493	$18,590
2/22	$17,875	$23,759	$18,374
3/22	$18,566	$24,642	$18,893
4/22	$17,901	$22,493	$17,827
5/22	$18,422	$22,534	$18,174
6/22	$16,927	$20,674	$16,586
7/22	$17,863	$22,580	$17,686
8/22	$17,417	$21,659	$17,159
9/22	$15,911	$19,665	$15,654
10/22	$17,583	$21,257	$17,259
11/22	$18,798	$22,445	$18,338
12/22	$18,101	$21,151	$17,599
1/23	$18,845	$22,480	$18,511
2/23	$18,134	$21,932	$17,858
3/23	$18,067	$22,737	$17,776
4/23	$18,101	$23,092	$18,044
5/23	$16,920	$23,192	$17,348
6/23	$17,999	$24,725	$18,500
7/23	$18,697	$25,519	$19,151
8/23	$18,216	$25,113	$18,634
9/23	$17,564	$23,916	$17,915
10/23	$17,160	$23,413	$17,282
11/23	$18,140	$25,551	$18,586
12/23	$18,972	$26,712	$19,616
1/24	$18,786	$27,161	$19,636
2/24	$19,007	$28,611	$20,361
3/24	$20,003	$29,531	$21,379
4/24	$19,287	$28,325	$20,465
5/24	$19,827	$29,730	$21,114
6/24	$19,586	$30,796	$20,916
7/24	$20,622	$31,171	$21,985
8/24	$20,964	$31,927	$22,575
9/24	$21,214	$32,609	$22,888
10/24	$20,834	$32,313	$22,636
11/24	$21,948	$34,210	$24,081
12/24	$20,528	$33,395	$22,434
1/25	$21,033	$34,325	$23,473
2/25	$21,116	$33,877	$23,568

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	11.14%	11.18%	8.34%
Class A with 5.25% Maximum Sales Charge	5.33%	10.00%	7.75%
S&P 500® Index	18.41%	16.84%	12.97%
Russell 1000® Value Index	15.75%	12.50%	8.94%

AssetsNet	$ 21,524,016
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$21,524,016
# of Portfolio Holdings	191
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Communication Services	5.1%
Consumer Discretionary	9.9%
Information Technology	10.3%
Industrials	10.4%
Materials	10.4%
Energy	10.6%
Financials	10.6%
Utilities	10.6%
Consumer Staples	10.7%
Health Care	11.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Royalty Pharma PLC, Class A	0.7%
National Fuel Gas Co.	0.7%
AT&T, Inc.	0.6%
Philip Morris International, Inc.	0.6%
American Electric Power Co., Inc.	0.6%
AbbVie, Inc.	0.6%
Fidelity National Financial, Inc.	0.6%
LKQ Corp.	0.6%
Gilead Sciences, Inc.	0.6%
Devon Energy Corp.	0.6%
Total	6.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000138167
Shareholder Report [Line Items]
Fund Name	Parametric Dividend Income Fund
Class Name	Class I
Trading Symbol	EIPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Dividend Income Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ Diversification at the sector level ― the Fund pursues an equal-sector representation ― detracted from performance relative to the Index during the period

↓ Security level diversification ― the Fund pursues an equal weighting across securities ranking highest on Parametric’s propriety score factor ― hurt returns

↓ An underweight allocation to the financials sector detracted from returns, as interest-rate cuts by the U.S. Federal Reserve helped push up bank stock prices

↓ Stock selections in the consumer discretionary sector ― particularly overweight positions in luxury and recreation stocks that fell in value ― hurt returns

↓ Stock selections in the communication services sector ― particularly overweight positions in poor-performing media and advertising firms ― hurt relative returns

↑ Stock selections in the health care sector ― especially overweight positions in medical suppliers, devices and diagnostics firms ― helped relative returns

↑ An overweight allocation to the utilities sector helped Index-relative performance as high demand for electricity to power data centers drove up utility prices

↑ An underweight allocation to health care ― the weakest-performing sector within the Index amid low pharmaceutical and insurance stock prices ― helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Russell 1000® Value Index
2/15	$1,000,000	$1,000,000	$1,000,000
3/15	$990,958	$984,186	$986,387
4/15	$993,724	$993,627	$995,609
5/15	$993,728	$1,006,404	$1,007,574
6/15	$973,425	$986,922	$987,456
7/15	$983,658	$1,007,600	$991,786
8/15	$939,916	$946,807	$932,718
9/15	$924,812	$923,380	$904,559
10/15	$993,211	$1,001,271	$972,811
11/15	$1,001,648	$1,004,248	$976,534
12/15	$970,830	$988,409	$955,533
1/16	$944,926	$939,360	$906,159
2/16	$967,951	$938,093	$905,930
3/16	$1,039,721	$1,001,732	$971,188
4/16	$1,056,138	$1,005,615	$991,590
5/16	$1,062,900	$1,023,674	$1,006,991
6/16	$1,085,888	$1,026,326	$1,015,699
7/16	$1,112,108	$1,064,166	$1,045,190
8/16	$1,109,191	$1,065,660	$1,053,249
9/16	$1,107,554	$1,065,861	$1,051,054
10/16	$1,085,067	$1,046,419	$1,034,787
11/16	$1,136,875	$1,085,173	$1,093,888
12/16	$1,160,379	$1,106,623	$1,121,227
1/17	$1,171,233	$1,127,611	$1,129,215
2/17	$1,202,808	$1,172,384	$1,169,792
3/17	$1,195,155	$1,173,752	$1,157,876
4/17	$1,200,111	$1,185,806	$1,155,703
5/17	$1,202,096	$1,202,494	$1,154,570
6/17	$1,213,875	$1,209,999	$1,173,444
7/17	$1,231,866	$1,234,880	$1,189,040
8/17	$1,222,874	$1,238,660	$1,175,189
9/17	$1,263,632	$1,264,211	$1,209,996
10/17	$1,279,737	$1,293,712	$1,218,781
11/17	$1,325,043	$1,333,390	$1,256,102
12/17	$1,343,601	$1,348,216	$1,274,438
1/18	$1,395,838	$1,425,406	$1,323,710
2/18	$1,324,159	$1,372,870	$1,260,501
3/18	$1,312,652	$1,337,981	$1,238,328
4/18	$1,332,190	$1,343,115	$1,242,416
5/18	$1,350,684	$1,375,459	$1,249,791
6/18	$1,357,827	$1,383,925	$1,252,886
7/18	$1,406,512	$1,435,426	$1,302,474
8/18	$1,420,973	$1,482,200	$1,321,725
9/18	$1,426,191	$1,490,637	$1,324,347
10/18	$1,337,258	$1,388,751	$1,255,770
11/18	$1,377,015	$1,417,052	$1,293,262
12/18	$1,244,470	$1,289,105	$1,169,076
1/19	$1,350,240	$1,392,409	$1,260,070
2/19	$1,391,254	$1,437,116	$1,300,332
3/19	$1,394,657	$1,465,042	$1,308,599
4/19	$1,425,088	$1,524,361	$1,355,016
5/19	$1,330,523	$1,427,491	$1,267,893
6/19	$1,421,175	$1,528,095	$1,358,908
7/19	$1,428,826	$1,550,057	$1,370,172
8/19	$1,380,423	$1,525,503	$1,329,882
9/19	$1,432,865	$1,554,046	$1,377,329
10/19	$1,439,474	$1,587,706	$1,396,581
11/19	$1,472,513	$1,645,338	$1,439,758
12/19	$1,517,262	$1,694,998	$1,479,364
1/20	$1,475,088	$1,694,333	$1,447,538
2/20	$1,328,586	$1,554,857	$1,307,350
3/20	$1,077,365	$1,362,812	$1,083,931
4/20	$1,234,641	$1,537,517	$1,205,788
5/20	$1,286,322	$1,610,745	$1,247,109
6/20	$1,290,175	$1,642,779	$1,238,831
7/20	$1,336,529	$1,735,407	$1,287,806
8/20	$1,368,184	$1,860,149	$1,341,057
9/20	$1,327,261	$1,789,469	$1,308,116
10/20	$1,327,266	$1,741,881	$1,290,924
11/20	$1,491,470	$1,932,554	$1,464,571
12/20	$1,537,407	$2,006,857	$1,520,722
1/21	$1,537,401	$1,986,596	$1,506,795
2/21	$1,627,085	$2,041,376	$1,597,855
3/21	$1,741,903	$2,130,780	$1,691,880
4/21	$1,791,667	$2,244,497	$1,759,540
5/21	$1,847,209	$2,260,173	$1,800,616
6/21	$1,828,606	$2,312,937	$1,779,996
7/21	$1,833,272	$2,367,880	$1,794,222
8/21	$1,850,754	$2,439,877	$1,829,804
9/21	$1,781,948	$2,326,399	$1,766,112
10/21	$1,866,411	$2,489,391	$1,855,791
11/21	$1,815,968	$2,472,142	$1,790,393
12/21	$1,943,782	$2,582,934	$1,903,342
1/22	$1,920,149	$2,449,274	$1,859,006
2/22	$1,921,331	$2,375,940	$1,837,433
3/22	$1,995,500	$2,464,157	$1,889,302
4/22	$1,924,190	$2,249,278	$1,782,739
5/22	$1,981,238	$2,253,405	$1,817,394
6/22	$1,820,876	$2,067,400	$1,658,605
7/22	$1,921,371	$2,258,024	$1,768,592
8/22	$1,873,516	$2,165,937	$1,715,895
9/22	$1,712,287	$1,966,457	$1,565,434
10/22	$1,892,024	$2,125,664	$1,725,938
11/22	$2,023,830	$2,244,455	$1,833,794
12/22	$1,948,725	$2,115,142	$1,759,871
1/23	$2,028,760	$2,248,045	$1,851,068
2/23	$1,953,575	$2,193,195	$1,785,801
3/23	$1,946,381	$2,273,716	$1,777,577
4/23	$1,951,265	$2,309,205	$1,804,360
5/23	$1,823,053	$2,319,243	$1,734,770
6/23	$1,940,357	$2,472,487	$1,850,005
7/23	$2,015,460	$2,551,916	$1,915,061
8/23	$1,964,981	$2,511,285	$1,863,361
9/23	$1,894,741	$2,391,553	$1,791,455
10/23	$1,851,312	$2,341,267	$1,728,248
11/23	$1,956,782	$2,555,084	$1,858,644
12/23	$2,047,474	$2,671,163	$1,961,600
1/24	$2,027,413	$2,716,050	$1,963,631
2/24	$2,052,489	$2,861,075	$2,036,068
3/24	$2,159,834	$2,953,129	$2,137,861
4/24	$2,082,697	$2,832,509	$2,046,541
5/24	$2,140,866	$2,972,958	$2,111,417
6/24	$2,116,273	$3,079,634	$2,091,556
7/24	$2,228,057	$3,117,121	$2,198,479
8/24	$2,264,895	$3,192,732	$2,257,454
9/24	$2,293,102	$3,260,920	$2,288,787
10/24	$2,252,176	$3,231,348	$2,263,597
11/24	$2,373,674	$3,421,031	$2,408,147
12/24	$2,220,445	$3,339,480	$2,243,448
1/25	$2,274,943	$3,432,476	$2,347,286
2/25	$2,286,093	$3,387,689	$2,356,817

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.38%	11.46%	8.61%
S&P 500® Index	18.41%	16.84%	12.97%
Russell 1000® Value Index	15.75%	12.50%	8.94%

AssetsNet	$ 21,524,016
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$21,524,016
# of Portfolio Holdings	191
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Communication Services	5.1%
Consumer Discretionary	9.9%
Information Technology	10.3%
Industrials	10.4%
Materials	10.4%
Energy	10.6%
Financials	10.6%
Utilities	10.6%
Consumer Staples	10.7%
Health Care	11.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Royalty Pharma PLC, Class A	0.7%
National Fuel Gas Co.	0.7%
AT&T, Inc.	0.6%
Philip Morris International, Inc.	0.6%
American Electric Power Co., Inc.	0.6%
AbbVie, Inc.	0.6%
Fidelity National Financial, Inc.	0.6%
LKQ Corp.	0.6%
Gilead Sciences, Inc.	0.6%
Devon Energy Corp.	0.6%
Total	6.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761